Securitizations and Variable Interest Entities - Classification of Consolidated VIEs' Assets and Liabilities (Detail) (JPY ¥)	Mar. 31, 2013		Mar. 31, 2012		Mar. 31, 2011	Mar. 31, 2010
Assets
Cash and cash equivalents	¥ 805,087,000,000		¥ 1,070,520,000,000		¥ 1,620,340,000,000	¥ 1,020,647,000,000
Trading assets
Private equity investments	87,158,000,000		201,955,000,000
Securities purchased under agreements to resell	8,295,372,000,000		7,662,748,000,000
Other	602,159,000,000		1,475,123,000,000
Trading liabilities
Securities sold under agreements to repurchase	12,444,317,000,000		9,928,293,000,000
Borrowings
Short-term borrowings	738,445,000,000		1,185,613,000,000
Long-term borrowings	7,592,368,000,000		8,504,840,000,000
Variable Interest Entity, primary beneficiary [Member]
Assets
Cash and cash equivalents	13,000,000,000		52,000,000,000
Trading assets
Equities	353,000,000,000		730,000,000,000
Debt securities	200,000,000,000		180,000,000,000
Mortgage and mortgage-backed securities	138,000,000,000		84,000,000,000
Investment trust funds and other			0
Derivatives	3,000,000,000		4,000,000,000
Private equity investments	1,000,000,000		1,000,000,000
Securities purchased under agreements to resell	12,000,000,000		7,000,000,000
Office buildings, land, equipment and facilities	17,000,000,000		140,000,000,000	[1]
Other	64,000,000,000	[2]	408,000,000,000	[1],[2]
Total	801,000,000,000		1,606,000,000,000
Trading liabilities
Debt securities	6,000,000,000		4,000,000,000
Derivatives	15,000,000,000		38,000,000,000
Securities sold under agreements to repurchase	4,000,000,000		0
Borrowings
Short-term borrowings
Long-term borrowings	458,000,000,000		992,000,000,000
Other	7,000,000,000		35,000,000,000
Total	490,000,000,000		1,069,000,000,000
Aircraft purchase deposits	¥ 16,000,000,000		¥ 17,000,000,000

[1]	Includes real estate and real estate for sale held by SPEs related to a consolidated subsidiary. That subsidiary was de-consolidated during the year ended March 31, 2013.
[2]	Includes aircraft purchase deposits of \17 billion and \16 billion as of March 31, 2012 and 2013, respectively. In relation to these aircraft purchase deposits, certain of these SPEs have commitments to purchase aircraft. See Note 22 "Commitments, contingencies and guarantees" for further information.